Reconciliation of the differences between basic and diluted EPS - Summary of Potential Shares of Common Stock (Detail) - JPY (¥) ¥ / shares in Units, shares in Thousands, ¥ in Millions	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Earnings per share [abstract]
Net income attributable to Sony Group Corporation's stockholders	¥ 937,126	¥ 882,178	¥ 1,029,610
Adjustment amount to net income attributable to Sony Group Corporation's stockholders for diluted EPS computation
Zero Coupon Convertible Bonds	51	163	385
Net income attributable to Sony Group Corporation's stockholders for diluted EPS computation	¥ 937,177	¥ 882,341	¥ 1,029,995
Weighted-average shares outstanding for basic EPS computation	1,235,701	1,239,299	1,230,480
Stock acquisition rights and other	3,646	5,470	4,474
Zero coupon convertible bonds	2,030	6,491	15,392
Weighted-average shares for diluted EPS computation	1,241,377	1,251,260	1,250,346
Basic EPS	¥ 758.38	¥ 711.84	¥ 836.75
Diluted EPS	¥ 754.95	¥ 705.16	¥ 823.77